Audit Information	12 Months Ended
Sep. 30, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, NY
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of SU Group Holdings Limited (the “Company”) as of September 30, 2023 and 2024, the related consolidated statements of income, changes in equity and cash flows for each of the three-year period ended September 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2023 and 2024, and the results of its operations and its cash flows for each of the years in the three-year period ended September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.